Impairment Testing of Goodwill and Non-Current Assets - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Impairment of tangible assets	€ 376
Impairment of inventories	€ 1,043
Nordics [Member]
Disclosure of information for cash-generating units [line items]
Pre tax discount rate applied to cash flow projections	14.50%	15.07%
Growth rate used to extrapolate cash flow projections	1.50%	1.50%
Impairment of goodwill	€ 2,349
Cash flow projections covering period	five-year
Electromaps Or Software [Member]
Disclosure of information for cash-generating units [line items]
Pre tax discount rate applied to cash flow projections	18.36%	17.10%
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Revised pre tax discount rate applied to cash flow projections	20.36%
Increase in pre tax discount rate applied to cash flow projections	2.00%
Reduction in gross margin to allow present value of net assets to be recovered	1.00%
Cash flow projections covering period	five-year
ARES [Member]
Disclosure of information for cash-generating units [line items]
Pre tax discount rate applied to cash flow projections	18.90%	11.90%
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Revised pre tax discount rate applied to cash flow projections	20.90%
Increase in pre tax discount rate applied to cash flow projections	2.00%
Impairment loss	€ 1,000
Reduction in growth rate used to extrapolate cash flow projections	1.00%
Cash flow projections covering period	five-year
Coil [Member]
Disclosure of information for cash-generating units [line items]
Pre tax discount rate applied to cash flow projections	18.00%	16.84%
Growth rate used to extrapolate cash flow projections	2.15%
Revised pre tax discount rate applied to cash flow projections	20.00%
Increase in pre tax discount rate applied to cash flow projections	2.00%
Reduction in growth rate used to extrapolate cash flow projections	1.00%
Cash flow projections covering period	five-year
ABL [Member]
Disclosure of information for cash-generating units [line items]
Pre tax discount rate applied to cash flow projections	18.66%
Growth rate used to extrapolate cash flow projections	2.00%
Impairment of intangible assets	€ 14,613
Impairment of tangible assets	376
Impairment of inventories	€ 1,043
Expected growth rate in gross margin	50.00%
Cash flow projections covering period	nine-year
Wallbox Europe CGU [Member]
Disclosure of information for cash-generating units [line items]
Pre tax discount rate applied to cash flow projections	18.12%
Impairment of intangible assets	€ 9,077
Expected growth rate in gross margin	45.00%
Cash flow projections covering period	ten-year
Wallbox North America CGU [Member]
Disclosure of information for cash-generating units [line items]
Pre tax discount rate applied to cash flow projections	17.60%
Growth rate used to extrapolate cash flow projections	2.15%
Revised pre tax discount rate applied to cash flow projections	19.60%
Increase in pre tax discount rate applied to cash flow projections	2.00%
Impairment loss	€ 2,000
Cash flow projections covering period	18-year
Wallbox North America CGU [Member] | Bottom of range [member]
Disclosure of information for cash-generating units [line items]
Expected growth rate in gross margin	39.00%
Wallbox North America CGU [Member] | Top of range [member]
Disclosure of information for cash-generating units [line items]
Expected growth rate in gross margin	48.00%